CAPITAL COMMITMENTS	12 Months Ended
Dec. 31, 2025
CAPITAL COMMITMENTS
CAPITAL COMMITMENTS

36.CAPITAL COMMITMENTS

At the end of each reporting period, the Group had the following capital commitments:

	As at	As at
	December	December
	31, 2024	31, 2025
	USD’000	USD’000
Capital expenditure in respect of acquisition of property, plant and equipment contracted for but not provided in the consolidated financial statements	13,140	28,843